AUDITED CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FROM OPERATIONS
Investment income, net	$ 744.9	$ 671.3	$ 565.1
Net realized gain on investments	331.0	37.7	20.0
Net change in unrealized appreciation on investments and mortgage loans payable	105.7	349.4	599.8
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,181.6	1,058.4	1,184.9
FROM PARTICIPANT TRANSACTIONS
Premiums	2,637.4	2,561.7	3,064.2
Annuity payments	(45.0)	(43.4)	(41.0)
Withdrawals and death benefits	(2,874.0)	(2,938.8)	(2,263.4)
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	(281.6)	(420.5)	759.8
NET INCREASE IN NET ASSETS	900.0	637.9	1,944.7
NET ASSETS
Beginning of period	24,942.6	24,304.7	22,360.0
End of period	$ 25,842.6	$ 24,942.6	$ 24,304.7